LIQUIDITY (Details Narrative) - USD ($)			6 Months Ended
	Feb. 13, 2026	Feb. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 21, 2025	Jun. 30, 2025	Jun. 27, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss			$ 583,299	$ 1,125,915
Cash			676,588	$ 1,094,269		$ 933,826
Outstanding bank loans			$ 11,500,000
Share price							$ 0.0001
Share price post share consolidation							0.01
Working capital Terms			12 months
Sales Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share transaction amount	$ 20,000,000
Number of share transaction sold	1,666,463	166,646,300
Number of share transaction sold post share consolidation	1,666,463
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price					$ 0.0001		0.0001
Share price post share consolidation					$ 0.01		$ 0.01
Common Class A [Member] | Sales Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of share transaction amount	$ 20,000,000
Share price	$ 0.0001
Share price post share consolidation	$ 0.01
Net proceeds	$ 7,720,000